Convertible Preferred Stock and Stockholders’ Equity (Details) $ / shares in Units, $ in Millions			2 Months Ended	8 Months Ended
	Aug. 31, 2024 $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Feb. 06, 2024 shares
Convertible Preferred Stock and Stockholders’ Equity [Line Items]
Exercisable shares	9.7
Expiration date
Warrants exercised
Gross proceeds (in Dollars) | $		$ 3.0
Issuance costs (in Dollars) | $				$ 0.1
Common stock, shares authorized				545,000,000	65,000,000
Common stock, shares issued				34,998,550	3,197,975
Common stock, shares outstanding				34,998,550	3,197,975
Employee Warrants [Member]
Convertible Preferred Stock and Stockholders’ Equity [Line Items]
Warrants outstanding				3,054,358
Exercise price per warrant (in Dollars per share) | $ / shares				$ 7.8
Warrants exercised
Employee warrants issued				3,054,358
Employee warrants vest over a period				4 years
Minimum [Member]
Convertible Preferred Stock and Stockholders’ Equity [Line Items]
Common stock ratio				9.99
Maximum [Member]
Convertible Preferred Stock and Stockholders’ Equity [Line Items]
Common stock ratio				19.99
Series A Preferred Stock [Member]
Convertible Preferred Stock and Stockholders’ Equity [Line Items]
Number of Shares issued		20,000,000
Purchase price per share (in Dollars per share) | $ / shares		$ 0.15	$ 0.15
Series B Preferred Stock [Member]
Convertible Preferred Stock and Stockholders’ Equity [Line Items]
Converted shares	137,138
Series A Non-Voting Convertible Preferred Stock [Member]
Convertible Preferred Stock and Stockholders’ Equity [Line Items]
Number of Shares issued				2,439
Series B Non-Voting Preferred Stock [Member]
Convertible Preferred Stock and Stockholders’ Equity [Line Items]
Purchase price per share (in Dollars per share) | $ / shares				$ 23,000
Common Stock [Member]
Convertible Preferred Stock and Stockholders’ Equity [Line Items]
Pre-funded warrants			2,207,553
Exercise price per warrant (in Dollars per share) | $ / shares	$ 0.01
Common stock, shares authorized				545,000,000
Common stock, shares issued				34,988,550
Common stock, shares outstanding				2,207,553
Pre-Funded Warrants [Member]
Convertible Preferred Stock and Stockholders’ Equity [Line Items]
Pre-funded warrants	5,522,207
Warrants outstanding	5,522,207			6,202,207
Exercisable shares	5,522,207
Private Placement [Member]
Convertible Preferred Stock and Stockholders’ Equity [Line Items]
Exercisable shares				680,000
Number of Shares issued				680,000
Purchase price per share (in Dollars per share) | $ / shares				$ 22.999
Private Placement [Member] | Series A Non-Voting Convertible Preferred Stock [Member]
Convertible Preferred Stock and Stockholders’ Equity [Line Items]
Converted shares				2,439
Private Placement [Member] | Common Stock [Member]
Convertible Preferred Stock and Stockholders’ Equity [Line Items]
Exercise price per warrant (in Dollars per share) | $ / shares				$ 0.001